NOTES PAYABLE (Details 3) - Private Placement [Member] - 15% Series A-3 OID Convertible Notes And Warrants [Member] - Warrant [Member]	9 Months Ended
Sep. 30, 2015
Expected term	2 years
Volatility	184.88%
Risk Free Rate	0.32%